Other Comprehensive Income/(Loss) (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Comprehensive Income (Loss) [Line Items]
Adjustments attributable to noncontrolling interests	$ 45	$ (5)	$ (6)